CONCENTRATION OF CREDIT RISK 10K	12 Months Ended
Dec. 31, 2013
CONCENTRATION OF CREDIT RISK [Abstract]
CONCENTRATION OF CREDIT RISK
NOTE 6. CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject us to significant concentrations of credit risk consist primarily of trade accounts receivable.  We perform ongoing credit evaluations on our customers’ financial condition and generally do not require collateral.

One customer accounted for approximately 9% and 10% of our sales in 2013 and 2012 and 10% and 9% of our accounts receivable balances at December 31, 2013 and 2012.  A second customer accounted for approximately 5% and 11% of our sales in 2013 and 2012 and 16% and 30% of our accounts receivable balances at December 31, 2013 and 2012.  A third customer accounted for approximately 9% and 5% of our sales in 2013 and 2012 and 4% and 3% of our accounts receivable balances at December 31, 2013 and 2012.  A fourth customer accounted for approximately 6% and 7% of our sales in 2013 and 2012,  none of our outstanding accounts receivable at December 31, 2013, and 9% of our accounts receivable balances at December 31, 2012.